Property, plant and equipment - Schedule of disposal of assets (Details) - USD ($)		6 Months Ended
	May 13, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		$ 2,740,305,000		$ 1,769,665,000
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		4,243,933,000		$ 3,433,410,000
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		1,513,765,000	$ 40,523,000
Gain		502,547,000	22,064,000
Loss		0	0
Vessels | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		1,011,218,000	18,459,000
Cap Charles - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			40,523,000
Gain			22,064,000
Loss			0
Cap Charles - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			$ 18,459,000
Alice - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		85,965,600
Gain		24,340,000
Loss		0
Alice - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		61,626,000
Anne - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		86,275,400
Gain		23,455,000
Loss		0
Anne - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		62,820,000
Aquitaine - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		90,268,000
Gain		31,611,000
Loss		0
Aquitaine - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		58,657,000
Dominica - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		82,685,000
Gain		29,859,000
Loss		0
Dominica - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		52,826,000
Desirade - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		85,965,000
Gain		29,894,000
Loss		0
Desirade - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		56,071,000
Alboran - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		86,418,000
Gain		30,056,000
Loss		0
Alboran - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		56,362,000
Aral - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		86,472,000
Gain		30,027,000
Loss		0
Aral - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		56,445,000
Andaman - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		86,976,000
Gain		30,340,000
Loss		0
Andaman - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		56,636,000
Hatteras - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		90,310,000
Gain		30,942,000
Loss		0
Hatteras - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		59,368,000
Delos - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		112,888,000
Gain		29,277,000
Loss		0
Delos - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		83,611,000
Doris - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		113,010,000
Gain		28,572,000
Loss		0
Doris - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		84,438,000
Derius - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		104,627,000
Gain		23,169,000
Loss		0
Derius - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		81,458,000
Camus - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		123,420,000
Gain		31,192,000
Loss		0
Camus - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		92,228,000
Oceania - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		43,120,000
Gain		34,826,000
Loss		0
Oceania - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		8,294,000
Noble - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		53,955,000
Gain		28,239,000
Loss		0
Noble - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		25,716,000
Nectar - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		53,955,000
Gain		30,082,000
Loss		0
Nectar - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		23,873,000
Newton - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		53,955,000
Gain		20,670,000
Loss		0
Newton - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		33,285,000
CMA CGM Baikal - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		71,500,000
Gain	$ 15,600,000	15,621,000
Loss		0
CMA CGM Baikal - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		55,879,000
Corporate - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		2,000,000
Gain		375,000
Loss		0
Corporate - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		$ 1,625,000